As filed with the Securities and Exchange Commission on October 31, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2016

Date of reporting period:  August 31, 2016

Item 1. Schedules of Investments.

PIA BBB BOND FUND
Schedule of Investments - August 31, 2016 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	89.7%
	Aerospace & Defense	0.4%
	Lockheed Martin Corp.
$800,000	4.70%, due 5/15/46		$962,182
	Agricultural Chemicals	0.3%
	Mosaic Co.
785,000	3.75%, due 11/15/21		829,360
	Agriculture	0.3%
	Bunge Limited Finance Corp.
550,000	8.50%, due 6/15/19		644,302
	Auto Parts	1.3%
	Advance Auto Parts, Inc.
1,100,000	5.75%, due 5/1/20		1,220,958
	AutoZone, Inc.
600,000	3.125%, due 7/15/23		625,512
	Johnson Controls, Inc.
1,230,000	4.25%, due 3/1/21		1,322,164
			3,168,634
	Autos	1.6%
	Ford Motor Co.
675,000	7.45%, due 7/16/31		919,603
	Ford Motor Credit Co. LLC
1,000,000	5.00%, due 5/15/18		1,054,499
800,000	3.336%, due 3/18/21		831,776
600,000	5.875%, due 8/2/21		691,032
	General Motors Co.
400,000	5.20%, due 4/1/45		427,514
			3,924,424
	Banks	8.8%
	Associated Banc-Corp
400,000	2.75%, due 11/15/19		407,436
	Bank of America Corp.

2,000,000	2.625%, due 10/19/20		2,050,038
2,000,000	4.00%, due 1/22/25		2,089,478
700,000	3.875%, due 8/1/25		751,815
	Barclays Bank PLC
700,000	5.14%, due 10/14/20		757,756
	Capital One Bank USA N.A.
1,100,000	3.375%, due 2/15/23		1,132,523
	Capital One N.A.
1,000,000	2.35%, due 8/17/18		1,014,166
	Citigroup, Inc.
2,000,000	2.40%, due 2/18/20		2,029,042
500,000	2.70%, due 3/30/21		510,755
1,000,000	3.50%, due 5/15/23		1,032,244
700,000	3.40%, due 5/1/26		724,471
1,000,000	4.45%, due 9/29/27		1,057,236
700,000	5.30%, due 5/6/44		814,076
	Credit Suisse Group
700,000	5.40%, due 1/14/20		768,417
	Credit Suisse Group Funding (Guernsey) Ltd.
650,000	4.55%, due 4/17/26 (d)		688,405
	Discover Bank
700,000	3.20%, due 8/9/21		720,427
	Fifth Third Bancorp
930,000	4.50%, due 6/1/18		976,026
225,000	8.25%, due 3/1/38		342,390
	First Tennessee Bank
500,000	2.95%, due 12/1/19		502,217
	Huntington Bancshares, Inc.
1,500,000	3.15%, due 3/14/21		1,561,655
	KeyCorp
900,000	5.10%, due 3/24/21		1,017,592
			20,948,165
	Biotechnology	2.4%
	Amgen, Inc.
1,520,000	3.875%, due 11/15/21		1,656,934
1,006,000	4.663%, due 6/15/51 (d)		1,083,692
	Biogen Idec, Inc.

1,110,000	6.875%, due 3/1/18		1,199,575
	Celgene Corp.
800,000	2.875%, due 8/15/20		831,569
800,000	4.625%, due 5/15/44		869,269
			5,641,039
	Broker	1.8%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37		1,215,337
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,310,994
	Morgan Stanley
900,000	4.875%, due 11/1/22		999,796
	Nomura Holdings, Inc.
700,000	6.70%, due 3/4/20		806,565
			4,332,692
	Building Materials	0.3%
	Owens Corning Inc.
775,000	4.20%, due 12/15/22		828,477
	Chemicals	1.7%
	CF Industries, Inc.
800,000	3.45%, due 6/1/23		797,546
	Cytec Industries Inc.
880,000	3.95%, due 5/1/25		889,766
	Dow Chemical Co.
666,000	4.25%, due 11/15/20		724,493
865,000	7.375%, due 11/1/29		1,180,890
	RPM International, Inc.
500,000	6.125%, due 10/15/19		557,504
			4,150,199
	Commercial Finance	0.8%
	AerCap Ireland Capital Ltd.
1,000,000	4.625%, due 10/30/20		1,063,625
	Air Lease Corp.
700,000	3.875%, due 4/1/21		739,375
			1,803,000
	Communications	1.1%
	Telefonica Emisiones SAU

1,735,000	5.462%, due 2/16/21		1,983,603
475,000	7.045%, due 6/20/36		638,989
			2,622,592
	Communications Equipment	0.6%
	Harris Corp.
500,000	6.15%, due 12/15/40		643,829
	L-3 Communications Corp.
775,000	4.75%, due 7/15/20		846,880
			1,490,709
	Consumer Finance	0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25		529,014
	Diversified Manufacturing	0.3%
	Ingersoll-Rand Global Holding Company Ltd.
560,000	6.875%, due 8/15/18		619,537
	Drugs and Druggists' Sundries Merchant Wholesalers	1.0%
	Actavis Funding SCS
700,000	3.00%, due 3/12/20		723,356
850,000	3.45%, due 3/15/22		891,393
800,000	4.75%, due 3/15/45		881,132
			2,495,881
	Electrical Equipment Manufacturing	0.3%
	Fortive Corp.
750,000	3.15%, due 6/15/26 (d)		782,910
	Electric Utilities	3.5%
	Dominion Resources, Inc.
500,000	2.00%, due 8/15/21		500,277
470,000	4.90%, due 8/1/41		541,514
	Exelon Corp.
1,015,000	5.625%, due 6/15/35		1,241,353
	Indiana Michigan Power
750,000	6.05%, due 3/15/37		957,105
	Jersey Central Power & Light
700,000	7.35%, due 2/1/19		783,863
	NiSource Finance Corp.
900,000	6.125%, due 3/1/22		1,072,415
400,000	5.25%, due 2/15/43		488,624

	Ohio Power Co.
1,100,000	5.375%, due 10/1/21		1,253,877
	Oncor Electric Delivery
595,000	7.00%, due 5/1/32		845,100
	Teco Finance, Inc.
550,000	5.15%, due 3/15/20		606,065
			8,290,193
	Exploration & Production	0.7%
	Apache Corp.
700,000	3.25%, due 4/15/22		720,028
	EOG Resources, Inc.
527,000	2.625%, due 3/15/23		526,943
	Noble Energy, Inc.
533,000	3.90%, due 11/15/24		545,374
			1,792,345
	Finance	0.4%
	Block Financial Corp.
900,000	5.50%, due 11/1/22		976,738
	Finance - Credit Cards	0.6%
	American Express Co.
1,555,000	6.80%, due 9/1/66 (a)		1,555,000
	Financial Services	1.4%
	Brookfield Finance, Inc.
1,000,000	4.25%, due 6/2/26		1,040,114
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		525,835
	Leucadia National Corp.
700,000	5.50%, due 10/18/23		736,628
	OM Asset Management plc
1,000,000	4.80%, due 7/27/26		1,006,188
			3,308,765
	Food	1.1%
	ConAgra Foods, Inc.
1,300,000	7.00%, due 10/1/28		1,666,921
	Kroger Co.
780,000	6.15%, due 1/15/20		891,273
			2,558,194

	Food and Beverage	1.4%
	Kraft Heinz Foods Co.
700,000	3.50%, due 7/15/22		748,977
1,000,000	3.00%, due 6/1/26		1,015,422
1,000,000	4.375%, due 6/1/46		1,086,335
	Mead Johnson Nutrition Co.
500,000	3.00%, due 11/15/20		522,615
			3,373,349
	Gas Pipelines	0.5%
	Plains All American Pipeline, L.P.
1,100,000	6.50%, due 5/1/18		1,174,703
	Hardware	0.8%
	Diamond 1 Finance Corp / Diamond 2 Finance Corp.
900,000	4.42%, due 6/15/21 (d)		942,069
900,000	6.02%, due 6/15/26 (d)		964,689
			1,906,758
	Health and Personal Care Stores	1.3%
	CVS Health Corp.
700,000	2.80%, due 7/20/20		730,112
620,000	3.875%, due 7/20/25		684,741
1,000,000	2.875%, due 6/1/26		1,027,420
500,000	5.125%, due 7/20/45		626,002
			3,068,275
	Health Care	0.6%
	Cardinal Health, Inc.
500,000	2.40%, due 11/15/19		511,211
	Humana, Inc.
955,000	7.20%, due 6/15/18		1,048,828
			1,560,039
	Health Care Facilities and Services	0.8%
	Express Scripts Holding Co.
800,000	4.75%, due 11/15/21		901,323
	McKesson Corp.
800,000	4.883%, due 3/15/44		959,371
			1,860,694
	Home and Office Products Manufacturing	0.5%
	Newell Brands, Inc.

1,000,000	4.20%, due 4/1/26		1,093,797
	Information Technology	1.3%
	HP Enterprise Co.
700,000	3.60%, due 10/15/20 (d)		733,720
700,000	4.90%, due 10/15/25 (d)		749,620
	HP, Inc.
800,000	4.65%, due 12/9/21		875,316
	Ingram Micro, Inc.
775,000	5.00%, due 8/10/22		810,789
			3,169,445
	Insurance	4.3%
	American International Group, Inc.
1,050,000	4.875%, due 6/1/22		1,177,971
100,000	6.25%, due 3/15/87		105,250
	Anthem, Inc.
600,000	4.65%, due 8/15/44		668,270
	Aon Corp.
600,000	5.00%, due 9/30/20		664,608
	AXA SA
500,000	8.60%, due 12/15/30		704,475
	CIGNA Corp.
315,000	6.15%, due 11/15/36		405,429
	Fidelity National Financial, Inc.
1,275,000	5.50%, due 9/1/22		1,398,461
	Hartford Financial Services Group
1,350,000	5.125%, due 4/15/22		1,532,473
	Markel Corp.
20,000	4.90%, due 7/1/22		22,102
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (a)		962,302
	Protective Life Corp.
350,000	7.375%, due 10/15/19		404,551
	Prudential Financial, Inc.
1,075,000	6.625%, due 12/1/37		1,410,897
	Unum Group
700,000	5.625%, due 9/15/20		785,201
			10,241,990

	Integrated Oils	0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		873,000
	Lodging	0.3%
	Host Hotels & Resorts LP
600,000	4.75%, due 3/1/23		647,126
	Machinery	0.4%
	Flowserve Corp.
900,000	3.50%, due 9/15/22		919,687
	Manufacturing	0.9%
	Boston Scientific Corp.
985,000	2.85%, due 5/15/20		1,016,723
1,000,000	4.125%, due 10/1/23		1,088,596
			2,105,319
	Media	3.7%
	CBS Corp.
1,220,000	5.75%, due 4/15/20		1,381,407
	Discover Communications LLC
500,000	3.30%, due 5/15/22		510,264
	Expedia, Inc.
800,000	5.95%, due 8/15/20		898,068
	Omnicom Group, Inc.
400,000	3.625%, due 5/1/22		425,850
	Time Warner Entertainment Company, L.P.
810,000	8.375%, due 7/15/33		1,110,117
	Time Warner, Inc.
500,000	4.05%, due 12/15/23		553,544
1,965,000	7.625%, due 4/15/31		2,774,716
	Viacom Inc.
700,000	3.875%, due 4/1/24		727,926
610,000	4.375%, due 3/15/43		554,624
			8,936,516
	Medical Equipment	0.1%
	Agilent Technologies, Inc.
150,000	6.50%, due 11/1/17		158,221
	Medical Equipment and Supplies Manufacturing	0.4%
	Becton Dickinson and Co.

800,000	4.685%, due 12/15/44		932,619
	Metals	0.3%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		835,603
	Metals and Mining	0.4%
	Goldcorp Inc.
500,000	3.70%, due 3/15/23		522,975
	Reliance Steel & Aluminum Co.
500,000	4.50%, due 4/15/23		515,254
			1,038,229
	Metalworking Machinery	0.5%
	Kennametal, Inc.
1,150,000	2.65%, due 11/1/19		1,157,546
	Mining	0.9%
	Newmont Mining Corp.
800,000	4.875%, due 3/15/42		843,602
	Vale Overseas Limited
700,000	4.375%, due 1/11/22		683,200
700,000	6.875%, due 11/21/36		698,040
			2,224,842
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	0.3%
	Northrop Grumman Corp.
500,000	4.75%, due 6/1/43		610,397
	Newspaper, Periodical, Book, and Directory Publishers	0.8%
	21st Century Fox America, Inc.
1,460,000	6.20%, due 12/15/34		1,864,131
	Nondepository Credit Intermediation	1.0%
	General Motors Financial Co., Inc.
800,000	3.15%, due 1/15/20		817,878
800,000	4.20%, due 3/1/21		845,572
600,000	4.00%, due 1/15/25		612,326
			2,275,776
	Oil and Gas	6.1%
	Anadarko Petroleum Corp.
900,000	6.45%, due 9/15/36		1,042,040
	Devon Energy Corp.
665,000	7.95%, due 4/15/32		816,346

	Enterprise Products Operating LLC
1,850,000	4.85%, due 8/15/42		1,968,892
	Hess Corp.
575,000	8.125%, due 2/15/19		650,244
800,000	5.60%, due 2/15/41		817,994
	Kinder Morgan Energy Partners
600,000	3.05%, due 12/1/19		616,848
750,000	3.95%, due 9/1/22		777,952
1,270,000	5.80%, due 3/15/35		1,320,658
700,000	5.55%, due 6/1/45		724,893
	Marathon Oil Corp.
1,050,000	6.00%, due 10/1/17		1,085,923
	Pemex Master Trust
1,500,000	5.75%, due 3/1/18		1,580,250
1,150,000	6.625%, due 6/15/35		1,250,855
	Petroleos Mexicanos
700,000	5.50%, due 1/21/21		756,175
	Pioneer Natural Resource Co.
400,000	3.95%, due 7/15/22		422,148
	Valero Energy Corp.
655,000	6.625%, due 6/15/37		770,230
			14,601,448
	Oil & Gas Services & Equipment	0.8%
	Baker Hughes, Inc.
700,000	5.125%, due 9/15/40		805,956
	Halliburton Co.
1,000,000	3.80%, due 11/15/25		1,034,960
			1,840,916
	Other Telecommunications	3.4%
	AT&T, Inc.
700,000	1.75%, due 1/15/18		704,175
685,000	5.00%, due 3/1/21		770,991
1,500,000	3.00%, due 2/15/22		1,549,207
1,400,000	3.40%, due 5/15/25		1,445,188
1,200,000	4.50%, due 5/15/35		1,274,648
700,000	6.00%, due 8/15/40		855,712
1,400,000	4.80%, due 6/15/44		1,493,916
			8,093,837

	Paper	1.2%
	International Paper Co.
742,000	4.75%, due 2/15/22		824,465
700,000	6.00%, due 11/15/41		845,121
	Weyerhaeuser Co.
800,000	7.375%, due 3/15/32		1,091,554
			2,761,140
	Pharmaceuticals	2.5%
	AbbVie, Inc.
950,000	1.75%, due 11/6/17		954,630
500,000	2.30%, due 5/14/21		505,764
1,000,000	3.60%, due 5/14/25		1,060,209
800,000	4.40%, due 11/6/42		856,043
	Mylan N.V.
1,000,000	3.15%, due 6/15/21 (d)		1,024,001
	Perrigo Co. Ltd.
500,000	4.00%, due 11/15/23		515,770
	Teva Pharmaceutical Finance Netherlands III B.V.
1,000,000	3.15%, due 10/1/26		1,009,031
			5,925,448
	Pipeline Transportation of Crude Oil	0.4%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		504,955
	Sunoco Logistics Partners
500,000	4.25%, due 4/1/24		520,418
			1,025,373
	Pipeline Transportation of Natural Gas	0.8%
	Williams Partners L.P.
500,000	3.60%, due 3/15/22		500,146
800,000	3.90%, due 1/15/25		797,063
500,000	5.10%, due 9/15/45		492,016
			1,789,225
	Pipelines	2.3%
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		1,059,220
	Enbridge Energy Partners, L.P.

590,000	5.20%, due 3/15/20		630,227
	Energy Transfer Partners L.P.
700,000	5.20%, due 2/1/22		758,502
1,000,000	7.60%, due 2/1/24		1,137,305
	Oneok Partners L.P.
1,200,000	3.375%, due 10/1/22		1,210,722
	Tennessee Gas Pipeline
725,000	7.50%, due 4/1/17		748,144
			5,544,120
	Property & Casualty Insurance	0.6%
	The Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,456,603
	Railroad	0.6%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		718,302
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		766,888
			1,485,190
	Real Estate	1.2%
	AvalonBay Communities Inc.
700,000	3.45%, due 6/1/25		738,418
	Columbia Property Trust Operating Partnership, L.P.
1,000,000	3.65%, due 8/15/26		1,006,839
	Essex Portfolio, L.P.
1,000,000	3.375%, due 4/15/26		1,034,804
			2,780,061
	Real Estate Investment Trusts	2.1%
	Boston Properties LP
1,400,000	4.125%, due 5/15/21		1,530,868
	Health Care REIT, Inc.
1,050,000	5.25%, due 1/15/22		1,190,891
	Ventas Realty LP
1,500,000	4.75%, due 6/1/21		1,671,666
500,000	3.75%, due 5/1/24		525,599
			4,919,024
	Refining & Marketing	0.2%
	Marathon Petroleum Corp.

500,000	3.625%, due 9/15/24		507,702
	Restaurants	0.6%
	McDonald's Corp.
800,000	2.75%, due 12/9/20		833,868
550,000	4.875%, due 12/9/45		653,378
			1,487,246
	Retail	1.0%
	Macy's Retail Holdings, Inc.
800,000	2.875%, due 2/15/23		787,545
400,000	6.70%, due 7/15/34		454,387
	Walgreens Boots Alliance
1,000,000	4.80%, due 11/18/44		1,127,382
			2,369,314
	Retail - Consumer Staples	0.4%
	Sysco Corp.
1,000,000	2.50%, due 7/15/21		1,026,194
	Scientific Instruments	0.4%
	Thermo Fisher Scientific, Inc.
900,000	3.60%, due 8/15/21		958,433
	Software	1.4%
	Fiserv, Inc.
700,000	3.50%, due 10/1/22		743,685
600,000	3.85%, due 6/1/25		649,871
	Jabil Circuit, Inc.
1,800,000	4.70%, due 9/15/22		1,891,350
			3,284,906
	Software & Services	0.1%
	Equifax, Inc.
200,000	2.30%, due 6/1/21		201,448
	Technology	0.3%
	Tech Data Corp.
700,000	3.75%, due 9/21/17		716,794
	Telecommunications	1.9%
	American Tower Corp.
1,350,000	5.05%, due 9/1/20		1,500,641
	British Telecommunications PLC
855,000	9.625%, due 12/15/30 (c)		1,395,110

	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (c)		540,118
	France Telecom SA
575,000	5.375%, due 1/13/42		712,880
	Grupo Televisa SAB
400,000	6.625%, due 3/18/25		496,884
			4,645,633
	Tobacco	0.7%
	Reynolds American, Inc.
1,400,000	4.45%, due 6/12/25		1,574,212
	Toys and Games	0.4%
	Mattel, Inc.
820,000	5.45%, due 11/1/41		912,642
	Transportation	0.8%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,894,671
	Transportation and Logistics	0.5%
	FedEx Corp.
1,000,000	4.00%, due 1/15/24		1,111,441
	Travel and Lodging	0.3%
	Starwood Hotels & Resorts Worldwide
600,000	3.75%, due 3/15/25		628,402
	Utilities	0.7%
	PSEG Power LLC
500,000	4.30%, due 11/15/23		541,504
	Southern Co.
1,000,000	3.25%, due 7/1/26		1,042,956
			1,584,460
	Utilities - Gas	0.3%
	National Fuel Gas Co.
680,000	4.90%, due 12/1/21		735,355
	Waste and Environment Services and Equipment	0.3%
	Waste Management, Inc.
700,000	3.125%, due 3/1/25		738,934
	Waste Disposal	0.7%
	Republic Services, Inc.
1,450,000	5.00%, due 3/1/20		1,600,132

	Wired Telecommunications Carriers	3.2%
	Verizon Communications, Inc.
2,112,000	2.625%, due 2/21/20		2,181,200
900,000	5.15%, due 9/15/23		1,054,825
4,200,000	4.522%, due 9/15/48		4,452,886
			7,688,911
	Wireless Telecommunications Services	0.7%
	Vodafone Group PLC
1,600,000	2.95%, due 2/19/23		1,660,571
	Total Corporate Bonds (cost $201,460,526)		213,832,200

	SOVEREIGN BONDS	7.8%
	Republic of Colombia
1,000,000	7.375%, due 3/18/19		1,135,000
890,000	7.375%, due 9/18/37		1,199,052
	Republic of Italy
1,050,000	6.875%, due 9/27/23		1,320,061
	Republic of Panama
200,000	5.20%, due 1/30/20		221,800
750,000	6.70%, due 1/26/36		1,048,125
	Republic of Peru
1,050,000	6.55%, due 3/14/37		1,485,750
	Republic of Philippines
950,000	6.50%, due 1/20/20		1,110,350
1,625,000	5.00%, due 1/13/37		2,134,350
	Republic of Turkey
400,000	7.50%, due 7/14/17		419,361
1,500,000	5.125%, due 3/25/22		1,578,429
1,950,000	6.00%, due 1/14/41		2,145,283
	Republic of Uruguay
209,742	8.00%, due 11/18/22		270,882
	United Mexican States
1,684,000	3.625%, due 3/15/22		1,799,775
2,490,000	4.75%, due 3/8/44		2,748,338
			18,616,556
	Total Sovereign Bonds (cost $17,814,689)		18,616,556

	U.S. GOVERNMENT INSTRUMENTALITIES	0.5%
	United States Treasury Note
400,000	1.625%, due 5/15/26		401,578
700,000	2.25%, due 8/15/46		702,735
			1,104,313
	Total U.S. Government Instrumentalities (cost $1,100,633)		1,104,313

	SHORT-TERM INVESTMENTS	0.4%
1,044,372	Fidelity Institutional Money Market Government Portfolio - Class I, 0.26% (b)		1,044,372
	Total Short-Term Investments (cost $1,044,372)		1,044,372

	Total Investments (cost $221,420,220)	98.4%	234,597,441
	Other Assets less Liabilities	1.6%	3,898,286
	TOTAL NET ASSETS	100.0%	$238,495,727

(a)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2016.
(b)	Rate shown is the 7-day annualized yield as of August 31, 2016.
(c)	Step-up bond; the interest rate shown is the rate in effect as of August 31, 2016.
(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2016, the value of these investments was $6,969,106 or 2.92% of total net assets.

Country Allocation
Country	% of Net Assets
United States	80.6%
Mexico	3.6%
United Kingdom	2.3%
Turkey	1.7%
Philippines	1.4%
Colombia	1.3%
Spain	1.1%
Netherlands	1.1%
Luxembourg	1.1%

Canada	1.0%
Ireland	0.9%
Peru	0.6%
France	0.6%
Brazil	0.6%
Italy	0.6%
Panama	0.5%
Japan	0.3%
Switzerland	0.3%
Guernsey	0.3%
Uruguay	0.1%
100.0%

PACIFIC INCOME ADVISERS HIGH YIELD FUND
Schedule of Investments - August 31, 2016 (Unaudited)
Principal
Amount/ Shares			Value
	CORPORATE BONDS	85.8%
	Advertising & Marketing	0.8%
	Lamar Media Corp.
$1,250,000	5.75%, due 2/1/26 (b)		$1,356,250
	Aerospace/Defense	2.1%
	Kratos Defense & Security Solutions, Inc.
1,538,000	7.00%, due 5/15/19		1,411,115
	Moog, Inc.
940,000	5.25%, due 12/1/22 (b)		972,900
	TransDigm, Inc.
1,050,000	6.00%, due 7/15/22		1,097,250
			3,481,265
	Apparel & Textile Products	0.9%
	HanesBrands, Inc.
550,000	4.875%, due 5/15/26 (b)		577,500
	Wolverine World Wide, Inc.
920,000	5.00%, due 9/1/26 (b)		923,450
			1,500,950
	Auto Parts Manufacturing	1.5%
	MPG Holdco I, Inc.
1,400,000	7.375%, due 10/15/22		1,449,868
	Nexteer Automotive Group Ltd.
850,000	5.875%, due 11/15/21 (b)		909,500
			2,359,368
	Basic Chemical Manufacturing	0.3%
	Platform Specialty Products Corp.
460,000	6.50%, due 2/1/22 (b)		438,150
	Biotechnology	0.6%
	Concordia International Corp.
1,250,000	7.00%, due 4/15/23 (b)		975,000
	Building Materials	1.4%
	U.S. Concrete, Inc.
880,000	6.375%, due 6/1/24		919,600
	USG Corp.
500,000	5.875%, due 11/1/21 (b)		526,875
750,000	5.50%, due 3/1/25 (b)		816,563
			2,263,038
	Casinos and Gaming	0.7%
	MGM Resorts International
1,010,000	6.00%, due 3/15/23		1,098,981
	Chemical and Allied Products Merchant Wholesalers	0.9%
	Univar USA, Inc.
1,450,000	6.75%, due 7/15/23 (b)		1,508,000
	Chemicals	7.1%
	Consolidated Energy Finance SA
1,350,000	6.75%, due 10/15/19 (b)		1,309,500
	Cornerstone Chemical Co.
600,000	9.375%, due 3/15/18 (b)		591,000

	H.I.G. BBC Intermediate Holdings Corp.
158,437	10.50%, due 9/15/18 (b) (i)		144,970
	Hexion U.S. Finance Corp.
1,370,000	6.625%, due 4/15/20		1,194,476
	Ineos Group Holdings PLC
700,000	5.875%, due 2/15/19 (b)		720,125
	Kissner Milling Company Ltd.
1,150,000	7.25%, due 6/1/19 (b)		1,190,250
	LSB Industries, Inc.
1,450,000	7.75%, due 8/1/19		1,498,937
	Momentive Performance Materials, Inc.
165,000	3.88%, due 10/24/21		137,189
	Omnova Solutions, Inc.
976,000	7.875%, due 11/1/18 (h)		985,711
	TPC Group, Inc.
1,425,000	8.75%, due 12/15/20 (b)		1,154,250
	Trinseo Materials Operating S.C.A.
1,000,000	6.75%, due 5/1/22 (b)		1,057,500
	Tronox Worldwide LLC
1,800,000	6.375%, due 8/15/20		1,638,000
			11,621,908
	Commercial and Service Industry Machinery Manufacturing	0.9%
	ATS Automation Tooling Systems, Inc.
1,420,000	6.50%, due 6/15/23 (b)		1,451,950
	Communications Equipment Manufacturing	0.9%
	Plantronics, Inc.
1,360,000	5.50%, due 5/31/23 (b)		1,417,800
	Construction Machinery	2.3%
	H & E Equipment Services, Inc.
1,470,000	7.00%, due 9/1/22		1,558,200
	Jurassic Holdings III
1,700,000	6.875%, due 2/15/21 (b)		1,258,000
	NES Rentals Holding, Inc.
950,000	7.875%, due 5/1/18 (b)		931,000
			3,747,200
	Construction Materials Manufacturing	1.4%
	Boise Cascade Co.
1,060,000	5.625%, due 9/1/24 (b)		1,086,500
	GCP Applied Technologies Inc.
1,000,000	9.50%, due 2/1/23 (b)		1,147,500
			2,234,000
	Consumer Cyclical Services	2.6%
	APX Group, Inc.
175,000	6.375%, due 12/1/19		180,467
1,060,000	8.75%, due 12/1/20		1,024,224
	GEO Group, Inc.
950,000	5.875%, due 1/15/22		902,500
380,000	5.125%, due 4/1/23		341,050
	Reliance Intermediate Holdings
670,000	6.50%, due 4/1/23 (b)		711,875
	West Corp.
1,110,000	5.375%, due 7/15/22 (b)		1,086,413
			4,246,529

	Consumer Finance	0.9%
	First Data Corp.
1,340,000	5.75%, due 1/15/24 (b)		1,376,850
	Consumer Products	1.2%
	ACCO Brands Corp.
500,000	6.75%, due 4/30/20		532,500
	Central Garden & Pet Co.
1,300,000	6.125%, due 11/15/23		1,402,375
			1,934,875
	Consumer Services	3.0%
	CEB Inc.
1,120,000	5.625%, due 6/15/23 (b)		1,114,400
	Modular Space Corp.
1,380,000	10.25%, due 1/31/19 (b) (j)		572,700
	Quad/Graphics, Inc.
850,000	7.00%, due 5/1/22		830,875
	Stonemor Partners LP
1,200,000	7.875%, due 6/1/21		1,218,000
	United Rentals (North America), Inc.
550,000	6.125%, due 6/15/23		580,938
500,000	5.75%, due 11/15/24		525,000
			4,841,913
	Containers & Packaging	1.7%
	BWAY Holding Co.
1,550,000	9.125%, due 8/15/21 (b)		1,592,625
	PaperWorks Industries, Inc.
1,290,000	9.50%, due 8/15/19 (b)		1,225,500
			2,818,125
	Converted Paper Product Manufacturing	0.4%
	Sealed Air Corp.
540,000	5.125%, due 12/1/24 (b)		580,500
	Distributors	0.9%
	Ferrellgas Partners LP
200,000	8.625%, due 6/15/20		201,500
775,000	6.50%, due 5/1/21		734,313
500,000	6.75%, due 1/15/22		471,250
			1,407,063
	Diversified Manufacturing	1.7%
	Griffon Corp.
1,100,000	5.25%, due 3/1/22		1,109,625
	Optimas OE Solutions, Inc.
500,000	8.625%, due 6/1/21 (b)		392,500
	WESCO Distribution, Inc.
1,250,000	5.375%, due 12/15/21		1,296,875
			2,799,000
	Electric	0.7%
	NRG Energy, Inc.
1,145,000	6.625%, due 3/15/23		1,173,625
	Electrical Equipment Manufacturing	0.7%
	General Cable Corp.
1,250,000	5.75%, due 10/1/22		1,193,350

	Entertainment Resources	0.9%
	Live Nation Entertainment, Inc.
580,000	5.375%, due 6/15/22 (b)		604,650
	Regal Entertainment Group
750,000	5.75%, due 3/15/22		788,438
			1,393,088
	Environmental	0.9%
	Casella Waste Systems, Inc.
1,410,000	7.75%, due 2/15/19		1,442,606
	Finance	0.8%
	National Financial Partners Corp.
1,240,000	9.00%, due 7/15/21 (b)		1,284,950
	Financial Services	0.9%
	Argos Merger Sub, Inc.
1,450,000	7.125%, due 3/15/23 (b)		1,527,938
	Food and Beverage	3.1%
	Bumble Bee Acquisition Corp.
1,100,000	9.00%, due 12/15/17 (b)		1,122,000
	Carolina Beverage Group LLC
370,000	10.625%, due 8/1/18 (b)		342,250
	Darling Ingredients, Inc.
730,000	5.375%, due 1/15/22		770,150
	Dean Foods Co.
1,200,000	6.50%, due 3/15/23 (b)		1,278,000
	Pilgrim's Pride Corp.
1,500,000	5.75%, due 3/15/25 (b)		1,556,249
			5,068,649
	Gaming	0.6%
	Scientific Games Corp.
1,035,000	8.125%, due 9/15/18		1,041,469
	Industrial - Other	2.7%
	Brand Energy & Infrastructure Services, Inc.
1,200,000	8.50%, due 12/1/21 (b)		1,203,000
	Cleaver-Brooks, Inc.
1,250,000	8.75%, due 12/15/19 (b)		1,314,063
	Liberty Tire Recycling Holdco, LLC
503,165	11.00%, due 3/31/21 (b) (f) (i)		334,605
	SPL Logistics Escrow LLC
450,000	8.875%, due 8/1/20 (b)		346,500
	Zachry Holdings, Inc.
1,275,000	7.50%, due 2/1/20 (b)		1,284,563
			4,482,731
	Machinery Manufacturing	0.7%
	Amsted Industries Inc.
580,000	5.375%, due 9/15/24 (b)		585,800
	Manitowoc Foodservice, Inc.
490,000	9.50%, due 2/15/24 (b)		556,150
			1,141,950
	Manufactured Goods	1.5%
	Gates Global LLC
1,325,000	6.00%, due 7/15/22 (b)		1,265,375
	Gibraltar Industries, Inc.
1,200,000	6.25%, due 2/1/21		1,248,000
			2,513,375

	Media Entertainment	0.4%
	Nielsen Finance LLC
680,000	5.00%, due 4/15/22 (b)		701,162
	Media Non-Cable	1.5%
	CBS Outdoor Americas Capital, LLC
960,000	5.625%, due 2/15/24		1,024,800
	Radio One, Inc.
830,000	9.25%, due 2/15/20 (b)		788,500
	Southern Graphics, Inc.
600,000	8.375%, due 10/15/20 (b)		616,500
			2,429,800
	Medical Equipment and Devices Manufacturing	0.4%
	Mallinckrodt International Finance S.A.
560,000	5.625%, due 10/15/23 (b)		564,900
	Medical Equipment and Supplies Manufacturing	0.4%
	Vista Outdoor, Inc.
620,000	5.875%, due 10/1/23 (b)		655,650
	Metals and Mining	4.0%
	American Gilsonite Co.
850,000	11.50%, due 9/1/17 (b)		607,750
	Emeco Pty Ltd
600,000	9.875%, due 3/15/19 (b)		364,500
	Graftech International Ltd.
640,000	6.375%, due 11/15/20		497,600
	Rain CII Carbon, LLC
990,000	8.00%, due 12/1/18 (b)		962,775
500,000	8.25%, due 1/15/21 (b)		478,750
	SunCoke Energy Partners LP
300,000	7.375%, due 2/1/20 (b)		276,750
1,530,000	7.375%, due 2/1/20 (b)		1,394,213
	SunCoke Energy, Inc.
4,000	7.625%, due 8/1/19		3,780
	Teck Resources Ltd
1,030,000	8.50%, due 6/1/24 (b)		1,161,325
	TMS International Corp.
950,000	7.625%, due 10/15/21 (b)		819,375
			6,566,818
	Motor Vehicle and Motor Vehicle Parts and Supplies Merchant Wholesalers	0.9%
	ZF North America Capital Inc.
1,440,000	4.75%, due 4/29/25 (b)		1,533,600
	Oil & Gas	0.3%
	FTS International, Inc.
360,000	8.153%, due 6/15/20 (b) (c)		293,400
480,000	6.25%, due 5/1/22		170,400
			463,800
	Oil & Gas Services & Equipment	0.5%
	Archrock Partners LP
800,000	6.00%, due 4/1/21		754,000

	Oil Field Services	1.3%
	CHC Helicopter SA
450,000	9.25%, due 10/15/20 (j)		222,750
	Shale-Inland Holdings LLC
1,530,000	8.75%, due 11/15/19 (b)		1,017,450
	Welltec A/S
1,000,000	8.00%, due 2/1/19 (b)		946,250
			2,186,450
	Packaging	3.0%
	AEP Industries, Inc.
1,006,000	8.25%, due 4/15/19		1,041,029
	Cons Container Co.
970,000	10.125%, due 7/15/20 (b)		993,038
	Coveris Holdings S.A.
1,400,000	7.875%, due 11/1/19 (b)		1,435,000
	Dispensing Dynamics International, Inc.
942,000	12.50%, due 1/1/18 (b)		899,610
	Mustang Merger Corp.
410,000	8.50%, due 8/15/21 (b)		430,500
	Reynolds Group Issuer LLC
110,000	5.75%, due 10/15/20		113,713
	Tenneco Packaging, Inc.
50,000	8.125%, due 6/15/17		52,125
			4,965,015
	Paper	6.2%
	Cascades, Inc.
790,000	5.50%, due 7/15/22 (b)		797,900
480,000	5.75%, due 7/15/23 (b)		487,920
	Clearwater Paper Corp.
1,020,000	4.50%, due 2/1/23		1,021,275
	Hardwoods Acquisition, Inc.
900,000	7.50%, due 8/1/21 (b)		625,500
	Mercer International, Inc.
1,450,000	7.75%, due 12/1/22		1,515,249
	Neenah Paper, Inc.
1,300,000	5.25%, due 5/15/21 (b)		1,324,375
	NWH Escrow Corp.
400,000	7.50%, due 8/1/21 (b)		270,000
	P.H. Glatfelter Co.
400,000	5.375%, due 10/15/20		404,000
	Rayonier A.M. Products, Inc.
1,200,000	5.50%, due 6/1/24 (b)		1,113,959
	Xerium Technologies, Inc.
1,440,000	8.875%, due 6/15/18		1,472,400
1,120,000	9.50%, due 8/15/21 (b)		1,150,800
			10,183,378
	Petroleum and Petroleum Products Merchant Wholesalers	0.7%
	Sunoco LP
260,000	5.50%, due 8/1/20 (b)		264,251
920,000	6.375%, due 4/1/23 (b)		952,200
			1,216,451
	Pharmaceutical and Medicine Manufacturing	0.5%
	Endo Finance LLC & Endo Finco, Inc.
170,000	5.875%, due 1/15/23 (b)		154,700

	Endo Finance LLC/Endo Ltd./Endo Finco, Inc.
700,000	6.00%, due 7/15/23 (b)		638,750
			793,450
	Pharmaceuticals	1.4%
	Capsugel Holdings US, Inc.
387,000	7.00%, due 5/15/19 (b)		391,354
	Horizon Pharma, Inc.
1,260,000	6.625%, due 5/1/23		1,250,550
	NBTY, Inc.
700,000	7.625%, due 5/15/21 (b)		717,500
			2,359,404
	Pipelines	1.8%
	Exterran Partners, L.P.
740,000	6.00%, due 10/1/22		688,200
	Rose Rock Midstream, L.P.
1,650,000	5.625%, due 7/15/22		1,526,250
	Summit Midstream Holdings, LLC
10,000	7.50%, due 7/1/21		10,200
700,000	5.50%, due 8/15/22		664,125
			2,888,775
	Plastics Product Manufacturing	0.7%
	Berry Plastics Corp.
1,040,000	5.125%, due 7/15/23		1,070,576
	Printing and Related Support Activities	0.6%
	Multi-Color Corp.
950,000	6.125%, due 12/1/22 (b)		996,313
	Publishing & Broadcasting	1.7%
	LIN Television Corp.
1,490,000	5.875%, due 11/15/22		1,583,124
	Townsquare Media, Inc.
1,200,000	6.50%, due 4/1/23 (b)		1,213,500
			2,796,624
	Railroad	0.8%
	Watco Companies, Inc.
1,300,000	6.375%, due 4/1/23		1,309,750
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing	1.0%
	PolyOne Corp.
1,500,000	5.25%, due 3/15/23		1,575,000
	Retail - Consumer Discretionary	1.6%
	Beacon Roofing Supply, Inc.
1,200,000	6.375%, due 10/1/23		1,296,000
	Hillman Company, Inc.
1,450,000	6.375%, due 7/15/22 (b)		1,355,749
			2,651,749
	Scientific Research and Development Services	0.1%
	Quintiles Transnational Corp.
220,000	4.875%, due 5/15/23 (b)		229,900
	Software and Services	2.0%
	Informatica LLC
1,170,000	7.125%, due 7/15/23 (b)		1,111,500
	Sophia, L.P.

1,200,000	9.00%, due 9/30/23 (b)		1,246,500
	SS&C Technologies Holdings, Inc.
860,000	5.875%, due 7/15/23		909,450
			3,267,450
	Technology	0.7%
	Cardtronics, Inc.
1,100,000	5.125%, due 8/1/22		1,122,000
	Transportation and Logistics	2.4%
	Accuride Corp.
1,350,000	9.50%, due 8/1/18		1,296,000
	Martin Midstream Partners L.P.
1,300,000	7.25%, due 2/15/21		1,239,875
	Mobile Mini, Inc.
1,350,000	5.875%, due 7/1/24		1,407,375
			3,943,250
	Transportation Services	1.1%
	LBC Tank Terminals Holding
600,000	6.875%, due 5/15/23 (b)		597,000
	OPE KAG Finance Sub, Inc.
1,250,000	7.875%, due 7/31/23 (b)		1,193,750
			1,790,750
	Waste & Environment Services & Equipment	0.8%
	Clean Harbors, Inc.
400,000	5.125%, due 6/1/21		412,000
	GFL Environmental Inc.
810,000	9.875%, due 2/1/21 (b)		886,950
			1,298,950
	Wireline Telecommunications Services	0.8%
	Consolidated Communications, Inc.
850,000	6.50%, due 10/1/22		828,750
	Zayo Group, LLC
460,000	6.375%, due 5/15/25		487,122
			1,315,872
	Wirelines	0.5%
	Frontier Communications Corp.
430,000	9.25%, due 7/1/21		467,087
355,000	7.125%, due 1/15/23		336,363
			803,450
	Total Corporate Bonds (cost $141,319,615)		140,156,733

	EXCHANGE-TRADED FUNDS	9.2%
160,000	iShares iBoxx $ High Yield Corporate Bond ETF		13,873,600
30,000	SPDR Barclays High Yield Bond ETF		1,096,200
	Total Exchange-Traded Funds (cost $14,670,800)		14,969,800

	COMMON STOCKS	0.0%
	Industrial - Other	0.0%
21,500	Liberty Tire Recycling Holdco, LLC (e) (f) (g)		10,000
	Total Common Stocks (cost $12,688)		10,000

	Rights	0.0%
	Momentive Performance Escrow
1	8.875%, due 10/15/20 (d) (e)		-

	SHORT-TERM INVESTMENTS	3.6%
5,877,362	Invesco STIT - Prime Portfolio - Institutional Class, 0.36% (a)		5,877,362
	Total Short-Term Investments (cost $5,877,362)		5,877,362

	Total Investments (cost $161,880,465)	98.6%	161,013,895
	Other Assets less Liabilities	1.4%	2,312,595
	TOTAL NET ASSETS	100.0%	$163,326,490

ETF - Exchanged-Traded Fund
(a)	Rate shown is the 7-day annualized yield as of August 31, 2016.
(b)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2016, the value of these investments was $81,695,108 or 50.0% of total net assets.
(c)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2016.
(d)
Restricted security.  The escrow shares were received through a distribution on October 29, 2014 for the purpose of receiving future distributions from the plan of reorganization.  As of August 31, 2016, the security had a cost and value of $0 (0.0% of total net assets).

(e)	Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(f)	Security is considered illiquid. As of August 31, 2016, the value of these investments was $344,605 or 0.2% of total net assets.
(g)	Non-income producing security.
(h)	Step-up bond; the interest rate shown is the rate in effect as of August 31, 2016.
(i)	Payment-in-kind interest is generally paid by issuing additional shares or par of the security rather than paying cash.
(j)	Security is in default.

PIA MBS FUND
Schedule of Investments - August 31, 2016 (Unaudited)

Principal
Amount			Value
	MORTGAGE-BACKED SECURITIES	97.1%
	Commercial Mortgage-Backed Securities	2.4%
	Aventura Mall Trust
$800,000	3.867%, due 12/7/32, Series 2013-AVM, Class A (a) (d)		$862,787
	Hilton USA Trust
1,300,000	2.662%, due 11/7/30, Series 2013-HLT, Class AFX (d)		1,303,201
			2,165,988
	Residential Mortgage-Backed Securities	6.4%
	American Residential Property Trust
1,000,000	2.257%, due 9/17/31, Series 2014-SFR1, Class B (a) (d)		997,889
	Colony American Homes 2014-1 A
1,888,220	1.657%, due 5/17/31, Series 2014-1A, Class A (a) (d)		1,889,481
	Invitation Homes Trust
3,000,000	2.007%, due 6/17/31, Series 2014-SFR1, Class B (a) (d)		2,994,050
			5,881,420
	U.S. Government Agencies	88.3%
	FHLMC Pool
19,639	4.50%, due 5/1/20, #G18052		20,553
21,260	4.50%, due 3/1/21, #G18119		22,526
19,444	5.00%, due 3/1/21, #G18105		20,745
113,402	4.50%, due 5/1/21, #J01723		116,255
17,740	6.00%, due 6/1/21, #G18124		19,164
53,003	4.50%, due 9/1/21, #G12378		56,113
15,420	5.00%, due 11/1/21, #G18160		15,941
13,653	5.00%, due 2/1/22, #G12522		14,540
13,500	5.00%, due 2/1/22, #J04411		13,882
55,810	5.50%, due 3/1/22, #G12577		60,067
18,493	5.00%, due 7/1/22, #J05243		19,016
435,242	4.00%, due 3/1/26, #J14785		462,906
1,231,107	3.00%, due 11/1/26, #G18409		1,291,922
468,605	3.00%, due 6/1/27, #G14497		491,761
754,865	3.00%, due 12/1/29, #G18534		791,672
14,005	5.50%, due 5/1/35, #B31639		15,656
148,375	5.00%, due 8/1/35, #A36351		164,718
39,754	4.50%, due 9/1/35, #A37616		43,439
153,041	4.50%, due 10/1/35, #A37869		167,738
69,687	4.50%, due 10/1/35, #A38023		76,394
41,114	4.50%, due 10/1/35, #G01890		45,097
72,280	5.00%, due 10/1/35, #G01940		80,529
107,335	6.00%, due 1/1/36, #A42208		122,163
14,896	7.00%, due 1/1/36, #G02048		18,303
99,881	5.50%, due 2/1/36, #G02031		113,073
81,250	7.00%, due 8/1/36, #G08148		99,667
303,595	6.50%, due 9/1/36, #A54908		362,581
103,869	6.50%, due 11/1/36, #A54094		119,103
65,833	5.50%, due 2/1/37, #A57840		74,518
96,486	5.00%, due 5/1/37, #A60268		106,796
85,114	5.00%, due 6/1/37, #G03094		94,369
150,127	5.50%, due 6/1/37, #A61982		167,801
234,640	6.00%, due 6/1/37, #A62176		267,055

293,347	6.00%, due 6/1/37, #A62444	337,828
64,515	5.00%, due 7/1/37, #A63187	71,485
116,679	5.50%, due 8/1/37, #G03156	131,555
27,220	6.50%, due 8/1/37, #A70413	31,220
11,459	7.00%, due 8/1/37, #A70079	13,285
9,175	7.00%, due 9/1/37, #A65335	9,883
18,972	7.00%, due 9/1/37, #A65670	20,764
6,460	7.00%, due 9/1/37, #A65941	6,982
1,674	7.00%, due 9/1/37, #A66041	1,800
49,327	7.00%, due 9/1/37, #G03207	56,088
9,231	6.50%, due 11/1/37, #A68726	11,001
110,484	5.00%, due 2/1/38, #A73370	121,814
5,561	5.00%, due 2/1/38, #G03836	6,147
12,473	5.00%, due 3/1/38, #A73704	13,769
122,012	5.00%, due 4/1/38, #A76335	134,524
45,872	5.50%, due 4/1/38, #G04121	51,813
6,574	5.00%, due 5/1/38, #A77463	7,248
23,358	5.50%, due 5/1/38, #A77265	26,424
47,384	5.50%, due 5/1/38, #G04215	53,461
27,111	5.00%, due 6/1/38, #A77986	29,891
10,627	5.00%, due 6/1/38, #G04522	11,725
8,304	5.00%, due 7/1/38, #A79197	9,162
62,917	4.50%, due 9/1/38, #G04773	68,740
15,848	5.00%, due 9/1/38, #G04690	17,473
280,046	5.00%, due 10/1/38, #G04832	308,827
4,207	5.00%, due 11/1/38, #A82849	4,639
16,158	5.00%, due 12/1/38, #G05683	17,821
161,140	5.00%, due 2/1/39, #G05507	177,665
29,600	4.50%, due 4/1/39, #A85612	32,471
72,619	5.00%, due 5/1/39, #G08345	80,200
89,955	4.50%, due 9/1/39, #A88357	98,782
26,050	5.00%, due 9/1/39, #G05904	28,730
151,092	4.50%, due 11/1/39, #G05748	165,907
122,089	4.50%, due 12/1/39, #A90175	133,808
36,034	4.50%, due 4/1/40, #C03464	39,489
98,667	4.50%, due 5/1/40, #A92269	108,366
550,483	4.50%, due 5/1/40, #G06047	604,648
313,123	4.50%, due 6/1/40, #A92533	342,911
51,225	4.50%, due 6/1/40, #A92594	56,264
12,761	4.50%, due 8/1/40, #A93437	13,990
508,533	4.50%, due 8/1/40, #A93505	557,354
383,809	3.50%, due 1/1/41, #A96409	405,545
205,702	4.50%, due 1/1/41, #A96176	225,980
55,403	4.50%, due 2/1/41, #A97013	60,840
36,575	4.50%, due 4/1/41, #Q00285	40,172
526,502	4.50%, due 9/1/41, #C03701	578,262
106,758	3.50%, due 10/1/41, #Q04087	112,764
41,629	4.50%, due 11/1/41, #Q04699	45,746
148,181	3.50%, due 1/1/42, #Q05410	156,593
596,939	3.50%, due 2/1/42, #Q05996	630,866
356,245	3.50%, due 3/1/42, #G08479	376,391
1,517,828	3.50%, due 4/1/42, #Q07654	1,604,202
995,387	3.50%, due 5/1/42, #G08491	1,051,881
1,658,653	3.50%, due 6/1/42, #C09000	1,752,760
1,528,738	3.50%, due 6/1/42, #Q08641	1,615,812

13,978	3.50%, due 6/1/42, #Q08998	14,768
41,427	3.50%, due 7/1/42, #C09004	43,783
550,878	3.50%, due 8/1/42, #Q10324	582,262
53,266	3.00%, due 4/1/43, #V80025	55,485
242,098	3.00%, due 5/1/43, #Q18436	252,513
161,324	3.00%, due 6/1/43, #Q19697	167,698
589,525	3.50%, due 6/1/43, #V80161	623,192
587,751	3.00%, due 8/1/43, #G08540	610,973
330,895	3.00%, due 8/1/43, #Q20559	343,893
162,460	3.00%, due 8/1/43, #Q21026	168,774
707,356	3.50%, due 8/1/43, #Q21351	747,937
213,428	3.50%, due 8/1/43, #Q21435	225,619
89,036	3.50%, due 9/1/43, #G08545	94,081
674,119	3.50%, due 2/1/44, #Q24712	711,872
2,114,340	4.00%, due 8/1/44, #G08601	2,262,357
1,351,719	3.00%, due 3/1/45, #G08631	1,404,261
1,830,986	3.00%, due 5/1/45, #G08640	1,902,156
868,123	3.00%, due 5/1/45, #Q33337	901,867
1,839,802	3.50%, due 11/1/45, #G08676	1,938,304
	FHLMC TBA (b)
2,000,000	2.50%, due 9/15/27	2,067,422
4,000,000	3.00%, due 9/15/42	4,150,782
	FNMA Pool
8,881	4.50%, due 10/1/20, #842732	9,101
51,158	3.00%, due 12/1/20, #MA0605	53,608
19,372	4.50%, due 12/1/20, #813954	19,922
3,713	4.50%, due 2/1/21, #845437	3,806
19,072	5.00%, due 2/1/21, #865191	19,674
8,414	5.00%, due 5/1/21, #879112	8,735
57,579	4.50%, due 7/1/21, #845515	59,348
929,813	3.00%, due 8/1/21, #AL0579	974,333
32,012	5.50%, due 10/1/21, #905090	33,299
99,256	3.00%, due 1/1/22, #MA0957	104,018
16,139	5.00%, due 2/1/22, #900946	17,141
57,986	6.00%, due 2/1/22, #912522	63,488
51,803	5.00%, due 6/1/22, #937709	55,387
23,060	5.00%, due 7/1/22, #938033	24,487
34,635	5.00%, due 7/1/22, #944887	35,585
242,588	5.50%, due 7/1/22, #905040	260,008
5,895	4.00%, due 7/1/25, #AE1318	6,274
9,078	4.00%, due 10/1/25, #AE1601	9,656
438,893	4.00%, due 12/1/25, #AH6058	463,297
237,728	4.00%, due 1/1/26, #AH3925	252,961
10,206	4.00%, due 1/1/26, #MA0624	10,869
40,948	4.00%, due 3/1/26, #AH8485	43,564
439,611	4.00%, due 5/1/26, #AH8174	467,687
50,017	3.00%, due 10/1/26, #AJ0049	52,465
20,070	3.00%, due 10/1/26, #AJ5474	21,047
68,733	3.00%, due 2/1/27, #AK4047	72,067
161,557	3.00%, due 4/1/27, #AB4997	169,479
594,370	3.00%, due 9/1/27, #AQ0333	623,577
69,600	4.50%, due 4/1/29, #MA0022	75,984
2,673	7.00%, due 8/1/32, #650101	3,252
33,361	4.50%, due 3/1/35, #814433	36,587
37,570	4.50%, due 4/1/35, #735396	41,185

17,800	4.50%, due 5/1/35, #822854	19,529
27,067	4.50%, due 7/1/35, #826584	29,549
3,334	5.00%, due 7/1/35, #833958	3,691
25,803	7.00%, due 7/1/35, #826251	29,516
32,283	4.50%, due 8/1/35, #835751	35,393
15,079	7.00%, due 9/1/35, #842290	15,857
13,356	4.50%, due 11/1/35, #256032	14,590
21,133	5.00%, due 12/1/35, #852482	23,454
9,053	7.00%, due 2/1/36, #865190	11,335
214,561	5.00%, due 5/1/36, #745515	238,132
5,557	5.00%, due 7/1/36, #888789	6,192
16,713	6.50%, due 7/1/36, #897100	20,375
13,182	7.00%, due 7/1/36, #887793	13,693
17,815	6.00%, due 8/1/36, #892925	20,581
42,097	6.50%, due 8/1/36, #878187	48,442
41,860	5.00%, due 9/1/36, #893621	46,339
68,918	5.50%, due 10/1/36, #831845	78,305
23,858	5.50%, due 10/1/36, #893087	26,823
11,999	6.00%, due 10/1/36, #897174	13,729
30,046	5.50%, due 12/1/36, #256513	34,002
1,615	6.50%, due 12/1/36, #920162	1,858
31,131	7.00%, due 1/1/37, #256567	36,521
77,887	5.50%, due 2/1/37, #256597	88,117
41,586	6.00%, due 2/1/37, #909357	47,707
1,409	7.00%, due 2/1/37, #915904	1,449
81,196	5.00%, due 3/1/37, #913007	89,884
54,349	5.50%, due 3/1/37, #256636	61,401
3,464	5.00%, due 4/1/37, #914599	3,835
177,152	5.50%, due 6/1/37, #918554	199,699
41,241	5.50%, due 6/1/37, #918705	46,640
248,180	6.00%, due 6/1/37, #888413	284,864
167,474	6.00%, due 6/1/37, #917129	191,816
24,238	7.00%, due 6/1/37, #256774	27,242
41,708	7.00%, due 6/1/37, #940234	49,253
18,442	5.00%, due 7/1/37, #944534	20,415
90,475	5.50%, due 10/1/37, #954939	101,719
37,011	6.00%, due 12/1/37, #965488	42,346
120,985	5.50%, due 2/1/38, #961691	136,022
50,981	5.00%, due 1/1/39, #AA0835	56,435
15,633	5.00%, due 1/1/39, #AA0840	17,306
717	5.00%, due 1/1/39, #AA0862	793
90,166	5.00%, due 3/1/39, #930635	99,928
2,231	5.00%, due 3/1/39, #930760	2,470
11,043	5.00%, due 3/1/39, #995948	12,225
1,924	5.00%, due 3/1/39, #AA4461	2,131
13,086	4.00%, due 4/1/39, #AA0777	14,014
41,738	4.50%, due 4/1/39, #AA4590	45,566
92,400	5.00%, due 4/1/39, #930871	102,347
65,347	5.00%, due 4/1/39, #930992	72,339
54,503	5.00%, due 4/1/39, #995930	60,334
184,947	4.50%, due 6/1/39, #AA7681	202,067
75,630	5.00%, due 6/1/39, #995896	83,722
115,590	4.50%, due 7/1/39, #AE8152	126,191
52,191	5.00%, due 7/1/39, #995895	57,792
356,046	4.50%, due 8/1/39, #931837	389,829

147,358	5.00%, due 8/1/39, #AC3221	163,135
991,986	4.00%, due 12/1/39, #AE0215	1,062,442
99,721	4.50%, due 12/1/39, #932324	109,278
13,901	4.50%, due 2/1/40, #AC8494	15,203
52,415	4.50%, due 2/1/40, #AD1045	57,476
52,787	4.50%, due 2/1/40, #AD2832	57,722
19,749	5.00%, due 3/1/40, #AB1186	21,921
1,081,799	5.00%, due 5/1/40, #AD6374	1,200,456
18,404	5.00%, due 6/1/40, #AD8058	20,458
209,641	5.00%, due 7/1/40, #AD4634	232,885
219,124	5.00%, due 7/1/40, #AD4994	242,940
14,727	5.00%, due 7/1/40, #AD7565	16,316
126,480	4.50%, due 8/1/40, #890236	138,460
495,512	4.50%, due 8/1/40, #AD8035	542,071
87,208	4.50%, due 8/1/40, #AD8397	95,737
172,044	4.00%, due 9/1/40, #AE4311	184,958
20,331	4.00%, due 9/1/40, #AE4312	21,857
361,483	4.50%, due 9/1/40, #AE1500	396,684
46,901	4.00%, due 10/1/40, #AE4124	50,308
172,067	4.00%, due 10/1/40, #AE6057	184,911
13,844	4.00%, due 11/1/40, #AE5156	14,883
90,866	4.50%, due 11/1/40, #AE5162	99,701
325,510	4.00%, due 12/1/40, #MA0583	349,880
93,950	4.00%, due 1/1/41, #AE4583	101,013
143,951	4.00%, due 2/1/41, #AH3200	154,682
239,347	4.50%, due 3/1/41, #AH7009	262,309
870,967	4.50%, due 4/1/41, #AH9054	955,657
30,721	4.50%, due 5/1/41, #AI1364	33,551
162,767	4.50%, due 5/1/41, #AI1888	178,649
1,095,682	4.50%, due 5/1/41, #AL0160	1,202,262
102,850	4.50%, due 6/1/41, #AI4815	112,717
12,181	4.00%, due 8/1/41, #AI8218	13,097
16,059	4.50%, due 9/1/41, #AH3865	17,631
47,360	4.50%, due 9/1/41, #AI4050	51,830
19,321	4.50%, due 9/1/41, #AJ0729	21,212
137,825	4.00%, due 10/1/41, #AJ4052	148,220
184,897	4.00%, due 11/1/41, #AJ4668	198,868
348,367	4.00%, due 11/1/41, #AJ5643	374,837
118,232	4.00%, due 12/1/41, #AJ3097	127,204
242,443	4.00%, due 4/1/42, #MA1028	260,767
1,421,817	3.50%, due 7/1/43, #AB9774	1,504,013
1,597,422	3.00%, due 8/1/43, #AU3363	1,661,789
24,489	4.00%, due 9/1/43, #AU6009	26,644
33,063	4.00%, due 9/1/43, #AU8524	35,529
622,406	4.00%, due 6/1/44, #AW4979	666,541
739,582	4.00%, due 9/1/44, #AS3392	792,403
26,240	4.00%, due 9/1/44, #AX4209	28,109
21,651	4.00%, due 10/1/44, #AW8456	23,186
710,345	4.00%, due 11/1/44, #AS3903	760,716
657,232	4.00%, due 11/1/44, #AS3906	703,837
508,876	3.00%, due 4/1/45, #AS4774	528,627
902,099	3.50%, due 4/1/45, #AY3376	950,923
259,804	3.00%, due 5/1/45, #AY6042	269,887
347,964	3.00%, due 6/1/45, #AZ0171	361,469
1,863,040	3.00%, due 6/1/45, #AZ0504	1,935,349

146,617	3.00%, due 6/1/45, #AZ2724		152,307
558,231	3.00%, due 6/1/45, #AZ2747		579,897
879,182	3.00%, due 6/1/45, #AZ2754		913,305
37,527	3.00%, due 8/1/45, #AZ5350		38,983
902,004	3.00%, due 8/1/45, #AZ7972		937,013
922,905	3.50%, due 8/1/45, #AS5699		972,856
457,412	3.50%, due 9/1/45, #AS5722		482,168
1,869,965	3.00%, due 10/1/45, #AZ6877		1,942,543
1,955,527	3.50%, due 12/1/45, #BA2275		2,062,262
2,780,389	3.50%, due 12/1/45, #MA2471		2,930,874
	FNMA TBA (b)
2,000,000	2.50%, due 9/15/27		2,066,719
	GNMA Pool
14,064	7.00%, due 9/15/35, #647831		14,900
55,921	5.00%, due 10/15/35, #642220		62,656
44,031	5.00%, due 11/15/35, #550718		49,776
32,374	5.50%, due 11/15/35, #650091		37,091
29,131	5.50%, due 12/15/35, #646307		33,135
35,307	5.50%, due 4/15/36, #652534		39,785
37,769	6.50%, due 6/15/36, #652593		43,518
20,074	5.50%, due 7/15/36, #608993		22,833
55,752	6.50%, due 10/15/36, #646564		64,249
39,923	6.00%, due 11/15/36, #617294		45,652
90,793	6.50%, due 12/15/36, #618753		107,044
42,854	5.50%, due 2/15/37, #658419		48,290
100,575	6.00%, due 4/15/37, #668411		115,008
174,594	5.00%, due 8/15/37, #671463		196,044
85,372	6.00%, due 10/15/37, #664379		97,623
18,152	5.50%, due 8/15/38, #677224		20,509
69,095	5.50%, due 8/15/38, #691314		77,941
2,154	5.50%, due 12/15/38, #705632		2,446
331,363	4.50%, due 5/15/39, #717066		365,083
12,032	5.50%, due 6/15/39, #714262		13,581
428,366	5.50%, due 6/15/39, #714720		483,181
380,539	4.50%, due 7/15/39, #720160		419,930
956,849	5.00%, due 9/15/39, #726311		1,068,493
7,961	5.50%, due 1/15/40, #723631		8,981
16,849	5.50%, due 2/15/40, #680537		19,037
			81,376,448
	Total Mortgage-Backed Securities (cost $85,690,864)		89,423,856

	U.S. GOVERNMENT INSTRUMENTALITIES	10.2%
	U.S. Treasury Notes	10.2%
	U.S. Treasury Notes
1,400,000	0.75%, due 3/15/17		1,401,698
2,000,000	0.875%, due 5/15/17		2,004,274
6,000,000	0.875%, due 7/15/17		6,011,604
			9,417,576
	Total U.S. Government Instrumentalities (cost $9,421,054)		9,417,576

	SHORT-TERM INVESTMENTS	1.4%
1,329,319	Fidelity Institutional Money Market Government Portfolio - Class I, 0.26% (c)		1,329,319
	Total Short-Term Investments (cost $1,329,319)		1,329,319

Total Investments (cost $96,441,237)	108.7%	100,170,751
Liabilities less Other Assets	(8.7)%	(8,027,430)
TOTAL NET ASSETS	100.0%	$ 92,143,321

(a)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2016.
(b)	Security purchased on a when-issued basis. As of August 31, 2016, the total cost of investments purchased on a when-issued basis was $8,277,852 or 9.0% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2016.
(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
Pacific Income Advisers, Inc., the Fund's adviser, has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.
As of August 31, 2016, the value of these investments was $8,047,408 or 8.7% of total net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

PACIFIC INCOME ADVISORS SHORT-TERM SECURITIES FUND
Schedule of Investments - August 31, 2016 (Unaudited)

Principal
Amount			Value
	CORPORATE BONDS	47.1%
	Aerospace and Defense	0.3%
	Lockheed Martin Corp.
$500,000	1.85%, due 11/23/18		$507,071
	Autos	3.4%
	American Honda Finance Corp.
1,250,000	1.125%, due 10/7/16		1,250,431
	Ford Motor Credit Co. LLC
1,000,000	2.021%, due 5/3/19		1,006,299
	Hyundai Capital America, Inc.
1,000,000	1.45%, due 2/6/17 (a)		1,000,544
	Volkswagen Group of America Finance LLC
1,500,000	1.087%, due 5/23/17 (a) (b)		1,496,753
	Volkswagen International Finance N.V.
500,000	1.125%, due 11/18/16 (a)		500,025
			5,254,052
	Banks	8.8%
	Capital One N.A.
1,500,000	2.35%, due 8/17/18		1,521,249
	Discover Bank
1,000,000	2.60%, due 11/13/18		1,015,511
	Fifth Third Bank
1,200,000	1.15%, due 11/18/16		1,200,488
	Huntington National Bank
1,500,000	2.00%, due 6/30/18		1,511,027
	KeyBank NA
1,200,000	1.10%, due 11/25/16		1,200,530
1,000,000	2.35%, due 3/8/19		1,019,687
	PNC Bank NA
1,600,000	1.057%, due 8/1/17 (b)		1,600,113
	Regions Bank Birmingham Alabama
1,000,000	2.25%, due 9/14/18		1,006,173
	Royal Bank of Canada
1,000,000	1.80%, due 7/30/18		1,008,292
	Toronto-Dominion Bank
1,250,000	1.50%, due 9/9/16		1,250,076
1,500,000	1.45%, due 9/6/18		1,500,033
			13,833,179
	Biotechnology	0.5%
	Gilead Sciences, Inc.
800,000	1.85%, due 9/4/18		810,908
	Brokers	1.5%
	Goldman Sachs Group, Inc.
1,300,000	2.90%, due 7/19/18		1,333,732
	Morgan Stanley
1,000,000	5.75%, due 10/18/16		1,005,763
			2,339,495

	Chemicals	0.4%
	Ecolab, Inc.
565,000	3.00%, due 12/8/16		568,133
	Commercial and Service Industry Machinery Manufacturing	0.3%
	KLA-Tencor Corp.
500,000	2.375%, due 11/1/17		502,536
	Commercial Finance	1.1%
	Air Lease Corp.
500,000	2.625%, due 9/4/18		503,280
	GATX Corp.
1,280,000	1.25%, due 3/4/17		1,280,013
			1,783,293
	Communications Equipment	1.3%
	Apple, Inc.
1,000,000	1.70%, due 2/22/19		1,014,195
	L-3 Communications Corp.
1,000,000	1.50%, due 5/28/17		1,001,634
			2,015,829
	Computer and Peripheral Equipment Manufacturing	1.3%
	Siemens Financial Services
2,000,000	1.45%, due 5/25/18 (a)		2,010,416
	Computer Equipment	0.3%
	Cisco Systems, Inc.
500,000	1.10%, due 3/3/17		500,792
	Construction Materials Manufacturing	0.6%
	Martin Marietta Materials, Inc.
1,000,000	1.731%, due 6/30/17 (b)		997,513
	Consumer Finance	0.6%
	Visa, Inc.
1,000,000	1.20%, due 12/14/17		1,002,380
	Data Processing, Hosting, and Related Services	0.6%
	Fidelity National Information Services
1,000,000	1.45%, due 6/5/17		999,793
	Drugs and Druggists' Sundries Merchant Wholesalers	1.3%
	Actavis Funding SCS
1,000,000	1.85%, due 3/1/17		1,002,751
	Cardinal Health, Inc.
1,000,000	1.95%, due 6/15/18		1,010,535
			2,013,286
	Electric Power Generation, Transmission and Distribution	0.6%
	Exelon Corp.
1,000,000	1.55%, due 6/9/17		1,002,120
	Electrical Equipment Manufacturing	1.6%
	Amphenol Corp.
1,430,000	1.55%, due 9/15/17		1,434,482
	Fortive Corp.
1,000,000	1.80%, due 6/15/19 (a)		1,008,169
			2,442,651
	Financial Services	0.6%
	Principal Life Global Funding II
1,000,000	1.50%, due 9/11/17 (a)		1,003,508

	Food	0.5%
	Kroger Co.
800,000	1.20%, due 10/17/16		799,990
	Food and Beverage	1.4%
	Anheuser-Busch InBev Finance Inc.
500,000	1.125%, due 1/27/17		500,460
	Coca-Cola Co.
1,000,000	1.375%, due 5/30/19		1,007,501
	Wm. Wrigley Jr. Co.
700,000	1.40%, due 10/21/16 (a)		700,470
			2,208,431
	Healthcare Facilities and Services	0.9%
	Express Scripts Holding Co.
1,430,000	1.25%, due 6/2/17		1,431,583
	Home and Office Products Manufacturing	0.3%
	Newell Brands, Inc.
500,000	2.15%, due 10/15/18		506,671
	Home Improvement	0.5%
	Whirlpool Corp.
800,000	1.35%, due 3/1/17		801,031
	Insurance	1.3%
	Metropolitan Life Global Funding I
2,000,000	1.045%, due 4/10/17 (a) (b)		2,003,522
	Machinery Manufacturing	0.7%
	Caterpillar Financial Services
1,000,000	1.25%, due 8/18/17		1,002,505
	Medical Equipment and Devices Manufacturing	1.3%
	Danaher Corp.
500,000	1.65%, due 9/15/18		506,669
	St. Jude Medical, Inc.
1,000,000	2.00%, due 9/15/18		1,014,833
	Stryker Corp.
500,000	2.00%, due 3/8/19		506,651
			2,028,153
	Medical Equipment and Supplies Manufacturing	1.9%
	Becton Dickinson and Co.
500,000	1.45%, due 5/15/17		501,234
1,450,000	1.80%, due 12/15/17		1,459,017
	Zimmer Holdings, Inc.
1,000,000	2.00%, due 4/1/18		1,007,313
			2,967,564
	Metals and Mining	0.3%
	Freeport-McMoRan, Inc.
500,000	2.30%, due 11/14/17		493,750
	Navigational, Measuring, Electromedical, and Control Instruments Manufacturing	1.0%
	Harris Corp.
1,000,000	1.999%, due 4/27/18		1,007,076
	Medtronic, Inc.
500,000	1.50%, due 3/15/18		503,087
			1,510,163
	Office Equipment	0.7%
	Xerox Corp.
1,000,000	2.95%, due 3/15/17		1,007,003

	Other Electrical Equipment and Component Manufacturing	0.6%
	Corning, Inc.
1,000,000	1.50%, due 5/8/18		998,935
	Other Financial Investment Activities	1.0%
	NextEra Energy Capital Holdings, Inc.
1,500,000	2.056%, due 9/1/17		1,512,297
	Other Food Manufacturing	0.3%
	J.M. Smucker Co.
500,000	1.75%, due 3/15/18		502,940
	Other Telecommunications	0.7%
	AT&T, Inc.
1,000,000	2.30%, due 3/11/19		1,021,134
	Petroleum and Coal Products Manufacturing	0.7%
	Chevron Corp.
1,000,000	1.365%, due 3/2/18		1,003,266
	Pharmaceuticals	1.9%
	AbbVie, Inc.
500,000	1.80%, due 5/14/18		502,885
	Baxalta, Inc.
500,000	2.00%, due 6/22/18		501,171
	Bayer U.S. Finance LLC
500,000	0.907%, due 10/7/16 (a) (b)		500,122
	Perrigo Co. plc
1,000,000	1.30%, due 11/8/16		1,000,456
	Teva Pharmaceutical Finance Netherlands III BV
500,000	1.70%, due 7/19/19		501,424
			3,006,058
	Real Estate	0.7%
	Ventas Realty LP
1,000,000	1.25%, due 4/17/17		998,961
	Restaurants	0.3%
	McDonald's Corp.
500,000	2.10%, due 12/7/18		509,288
	Retail	0.6%
	CVS Caremark Corp.
1,000,000	1.20%, due 12/5/16		1,000,667
	Retail - Consumer Discretionary	1.0%
	eBay, Inc.
1,600,000	0.943%, due 7/28/17 (b)		1,598,405
	Retail - Consumer Staples	0.9%
	Sysco Corp.
1,400,000	1.90%, due 4/1/19		1,415,322
	Software and Services	1.6%
	Microsoft Corp.
1,460,000	1.30%, due 11/3/18		1,469,520
	Thomson Reuters Corp.
1,000,000	1.65%, due 9/29/17		1,004,196
			2,473,716
	Supermarkets & Pharmacies	0.3%
	Walgreens Boots Alliance, Inc.
500,000	1.75%, due 5/30/18		503,387

	Transportation & Logistics	0.3%
	PACCAR Financial Corp.
500,000	1.20%, due 8/12/19		498,834
	Utilities	0.3%
	Dominion Resources, Inc.
500,000	1.60%, due 8/15/19		500,089
	Total Corporate Bonds (cost $73,533,042)		73,890,620

	MORTGAGE-BACKED SECURITIES	23.2%
	Commercial Mortgage-Backed Securities	1.6%
	Hilton USA Trust
1,813,429	1.497%, due 11/5/30, Series 2013-HLF, Class AFL (a) (b)		1,814,737
	Hyatt Hotel Portfolio Trust
750,000	2.207%, due 11/15/29, Series 2015-HYT, Class B (a) (b)		750,662
			2,565,399
	Residential Mortgage-Backed Securities	16.4%
	American Homes 4 Rent
2,500,000	1.857%, due 6/17/31, Series 2014-SFR1, Class B (a) (b)		2,486,795
	American Residential Property Trust
3,000,000	2.257%, due 9/17/31, Series 2014-SFR1, Class B (a) (b)		2,993,666
	BlueVirgo Trust
3,505,496	3.00%, due 12/15/22, Series 15-1A (a)		3,495,120
	Colony American Homes
2,250,000	1.857%, due 5/17/31, Series 2014-1A, Class B (a) (b)		2,236,681
	Equity Mortgage Trust
1,529,942	1.349%, due 5/8/31, Series 2014-INNS, Class A (a) (b)		1,527,957
	Invitation Homes Trust
4,000,000	1.837%, due 12/17/30, Series 2013-SFR1, Class B (a) (b)		3,984,345
4,000,000	2.007%, due 6/17/31, Series 2014-SFR1, Class B (a) (b)		3,992,067
	PFS Tax Lien Trust
505,495	1.44%, due 5/15/29, Series 2014-1 (a)		502,656
	Silver Bay Realty Trust
3,000,000	1.957%, due 9/17/31, Series 2014-1, Class B (a) (b)		2,968,697
	Starwood Waypoint Residential Trust
1,486,100	1.807%, due 1/17/32, Series 2014-1, Class A (a) (b)		1,490,213
			25,678,197
	U.S. Government Agencies
	FHLMC ARM Pool (b)	5.2%
2,966	2.667%, due 2/1/22, #845113		3,046
16,846	2.148%, due 10/1/22, #635206		17,272
3,517	2.638%, due 6/1/23, #845755		3,599
6,151	2.955%, due 2/1/24, #609231		6,194
284,941	2.613%, due 1/1/25, #785726		297,647
9,567	2.658%, due 1/1/33, #1B0668		9,779
365,142	2.607%, due 10/1/34, #782784		389,386
143,476	2.552%, due 12/1/34, #1G0018		150,911
92,139	2.91%, due 4/1/36, #847671		96,931
	FHLMC Pool
140,023	5.00%, due 10/1/38, #G04832		154,414
	FNMA ARM Pool (b)
19,943	3.04%, due 7/1/25, #555206		20,065
69,095	2.065%, due 7/1/27, #424953		69,762

69,570	2.652%, due 3/1/28, #556438		72,018
70,514	2.515%, due 6/1/29, #508399		72,286
186,732	2.503%, due 4/1/30, #562912		193,607
55,223	2.819%, due 10/1/30, #670317		57,467
38,674	2.365%, due 9/1/31, #597196		38,825
25,268	2.527%, due 11/1/31, #610547		25,865
301,833	2.441%, due 10/1/33, #743454		313,412
739,350	2.625%, due 11/1/33, #755253		787,927
1,269,696	2.761%, due 5/1/34, #AC5719		1,348,123
310,778	2.896%, due 7/1/34, #779693		326,334
243,785	2.238%, due 10/1/34, #795136		255,232
39,616	2.486%, due 1/1/35, #805391		41,614
155,371	2.483%, due 10/1/35, #846171		164,234
90,854	2.504%, due 10/1/35, #845041		95,468
357,671	2.44%, due 1/1/36, #849264		374,379
79,833	2.969%, due 6/1/36, #872502		84,107
511,650	2.512%, due 1/1/37, #906389		540,523
603,237	2.974%, due 3/1/37, #907868		641,271
46,910	2.375%, due 10/1/37, #955963		48,107
261,132	2.89%, due 11/1/37, #953653		270,418
	FNMA Pool
374,153	5.00%, due 6/1/40, #AD5479		414,761
47,014	4.00%, due 11/1/41, #AJ3797		50,574
	GNMA II ARM Pool (b)
5,703	2.00%, due 11/20/21, #8871		5,831
30,742	2.00%, due 10/20/22, #8062		31,412
99,046	2.00%, due 11/20/26, #80011		101,757
25,416	2.00%, due 11/20/26, #80013		26,135
14,376	2.00%, due 12/20/26, #80021		14,789
6,201	2.00%, due 1/20/27, #80029		6,405
107,213	1.875%, due 7/20/27, #80094		111,132
141,672	1.875%, due 8/20/27, #80104		146,830
6,453	2.00%, due 10/20/27, #80122		6,635
52,668	2.00%, due 1/20/28, #80154		54,462
115,953	2.00%, due 10/20/29, #80331		119,460
21,607	2.00%, due 11/20/29, #80344		22,223
			8,082,629
	Total Mortgage-Backed Securities (cost $35,949,236)		36,326,225

	U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES	29.0%
	U.S. Government Agencies	18.2%
	FHLB
5,000,000	0.875%, due 5/24/17		5,009,735
	FHLMC
5,000,000	0.50%, due 1/27/17		5,000,350
1,500,000	1.00%, due 3/8/17		1,503,302
5,000,000	0.75%, due 7/14/17		5,002,890
6,000,000	0.875%, due 3/7/18		6,000,912
	FNMA
6,000,000	1.00%, due 9/27/17		6,019,464
			28,536,653

	U.S. Treasury Notes	10.8%
	U.S. Treasury Note
1,000,000	0.875%, due 9/15/16		1,000,235
2,500,000	0.75%, due 3/15/17		2,503,033
5,000,000	0.75%, due 2/15/19		4,987,009
4,500,000	1.00%, due 3/15/19		4,515,998
4,000,000	0.875%, due 4/15/19		4,000,156
			17,006,431
	Total U.S. Government Agencies and Instrumentalities (cost $45,497,956)		45,543,084

	SHORT-TERM INVESTMENTS	2.2%
3,456,616	Fidelity Institutional Money Market Government Portfolio - Class I, 0.26% (c)		3,456,616
	Total Short-Term Investments (cost $3,456,616)		3,456,616

	Total Investments (cost $158,436,850)	101.5%	159,216,545
	Liabilities less Other Assets	(1.5)%	(2,322,851)
	TOTAL NET ASSETS	100.0%	$156,893,694

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securites Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."  The Fund's adviser has determined that such security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust.  As of August 31, 2016, the value of these investments was $38,467,125 or 24.5% of total net assets.

(b)	Variable rate security. Rate shown reflects the rate in effect as of August 31, 2016.
(c)	Rate shown is the 7-day annualized yield as of August 31, 2016.
ARM - Adjustable Rate Mortgage
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

PIA Funds
Notes to the Schedule of Investments
August 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The PIA BBB Bond Fund, the PIA MBS Bond Fund, the PIA High Yield Fund, and the PIA Short-Term Securities Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value.  The Funds determine the fair value of their investments and compute the net asset value per share of each Fund as of the close of regular trading on the New York stock exchange (4:00 pm EST).

Corporate Bonds – Corporate bonds, including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in level 2 of the fair value hierarchy.

Foreign Securities – Foreign economies may differ from the U.S. economy and individual foreign companies may differ from domestic companies in the same industry.

Foreign companies or entities are frequently not subject to accounting and financial reporting standards applicable to domestic companies, and there may be less information available about foreign issuers.  Securities of foreign issuers are generally less liquid and more volatile than those of comparable domestic issuers.  There is frequently less government regulation of broker-dealers and issuers than in the United States.  In addition, investments in foreign countries are subject to the possibility of expropriation, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect the value of those investments.

Mortgage- and Asset-Backed Securities – Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Agency Securities – U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Securities – U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

Equity Securities – Equity securities, including common stocks and exchange-traded funds, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies – Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund’s Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  As of August 31, 2016, the PIA High Yield Fund had investments in illiquid securities with a total value of $344,605 or 0.2% of total net assets.

High Yield Fund	Shares/PAR	Dates Acquired	Cost Basis

Liberty Tire Recycling Holdco, LLC	21,500	3/15	$12,688
Liberty Tire Recycling Holdco, LLC	$503,165	11/13 – 8/16	591,737

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Funds’ Board of Trustees (“Board”) as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on the Funds’ investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees.  As of August 31, 2016, Pacific Income Advisers, Inc. has determined that all the Rule 144A securities held by the Funds are considered liquid.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of August 31, 2016:

PIA BBB Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$213,832,200	$-	$213,832,200
Sovereign Bonds	-	18,616,556	-	18,616,556
U.S. Government Instrumentalities	-	1,104,313	-	1,104,313
Total Fixed Income	-	233,553,069	-	233,553,069
Short-Term Investments	1,044,372	-	-	1,044,372
Total Investments	$1,044,372	$233,553,069	$-	$234,597,441

PIA MBS Bond Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage- Backed Securities	$-	$2,165,988	$-	$2,165,988
Residential Mortgage-Backed Securities	-	5,881,420	-	5,881,420
Mortgage-Backed Securities – U.S. Government Agencies	-	81,376,448	-	81,376,448
U.S. Government Agencies and Instrumentalities	-	9,417,576	-	9,417,576
Total Fixed Income	-	98,841,432	-	98,841,432
Short-Term Investments	1,329,319	-	-	1,329,319
Total Investments	$1,329,319	$98,841,432	$-	$100,170,751

PIA High Yield Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$140,156,733	$-	$140,156,733
Total Fixed Income	-	140,156,733	-	140,156,733
Exchange-Traded Funds	14,969,800	-	-	14,969,800
Common Stocks
Wholesale Trade	-	-	10,000	10,000
Total Common Stocks	-	-	10,000	10,000
Short-Term Investments	5,877,362	-	-	5,877,362
Total Investments	$20,847,162	$140,156,733	$10,000	$161,013,895

PIA Short-Term Securities Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Corporate Bonds	$-	$73,890,620	$-	$73,890,620
Mortgage-Backed Securities	-	36,326,225	-	36,326,225
U.S. Government Agencies and Instrumentalities	-	45,543,084	-	45,543,084
Total Fixed Income	-	155,759,929	-	155,759,929
Short-Term Investments	3,456,616	-	-	3,456,616
Total Investments	$3,456,616	$155,759,929	$-	$159,216,545

Refer to the Funds’ schedule of investments for a detailed break-out of securities. Transfers between levels are recognized at August 31, 2016, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  The PIA BBB Bond Fund, the PIA MBS Bond Fund and the PIA Short-Term Securities Fund held no Level 3 securities during the period ended August 31, 2016.

The following is a reconciliation of the PIA High Yield Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

    Investments in Securities, at Value
    Common Stocks         Corporate Bonds
Balance as of November 30, 2015	$10,000	$316,450
Accrued discounts/premiums	-	(12,424)
Realized gain/(loss)	-	-
Change in unrealized appreciation/(depreciation)	-	(20,515)
Purchases	-	51,094
Sales	-	-
Transfers in and/or out of Level 3	-	(334,605)
Balance as of August 31, 2016	$10,000	$-

The change in unrealized appreciation/(depreciation) for level 3 securities still held at August 31, 2016, and still classified as level 3 was $0.

On March 10, 2015, the PIA High Yield Fund received a newly issued Liberty Tire Recycling Holdco, LLC (“Liberty Tire”) bond, due 2021 and common stock in exchange for the previously held Liberty Tire bond, due 2015.  This exchange was the result of a financial restructuring by Liberty Tire.  Since receipt of the newly issued securities, the Valuation Committee has fair valued the Liberty Tire bond, due 2021 utilizing a single broker quote and fair valued the common stock based on the residual value assigned to the newly issued common stock at the time of the exchange.  Beginning on August 2, 2016, a primary pricing source utilized by the Fund began providing a daily fair valuation for the Liberty Tire bond resulting in a transfer from level 3 to level 2.  The fair value of the Liberty Tire common stock continues to be based on significant unobservable inputs due to the lack of reliable market data, resulting in the security categorized as level 3 of the fair value hierarchy.  If the financial condition of Liberty Tire were to deteriorate, the value of the common stock would likely decrease.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at August 31, 2016 was as follows*:

PIA BBB Bond Fund

Cost of investments	$221,493,568

Gross unrealized appreciation	$13,871,123
Gross unrealized depreciation	(767,250)
Net unrealized appreciation	$13,103,873

PIA MBS Bond Fund

Cost of investments	$96,455,995

Gross unrealized appreciation	$3,743,646
Gross unrealized depreciation	(28,890)
Net unrealized appreciation	$3,714,756

PIA High Yield Fund

Cost of investments	$161,930,194

Gross unrealized appreciation	$4,381,013
Gross unrealized depreciation	(5,297,312)
Net unrealized depreciation	$(916,299)

PIA Short-Term Securities Fund

Cost of investments	$158,440,012

Gross unrealized appreciation	$885,335
Gross unrealized depreciation	(108,802)
Net unrealized appreciation	$776,553

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*  /s/ Douglas G. Hess
 Douglas G. Hess, President

Date  10/14/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
 Douglas G. Hess, President

Date  10/14/16

By (Signature and Title)*  /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  10/14/16
* Print the name and title of each signing officer under his or her signature.